CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash flows from operating activities
Net income from continuing operations	$ 24,313,653	$ 24,375,545	$ 14,203,637
Adjustments to reconcile net income to net cash provided by continuing operating activities
Depreciation of property and equipment	5,203,847	2,786,645	1,271,274
Amortization of intangible assets	490,883	678,933	790,849
Loss on disposal of property and equipment	70,637
Share-based compensation	7,901,243	5,306,472
Impairment loss on intangible assets and goodwill	139,660
Impairment loss on long-term investment	235,397
Gain on extinguishment of liabilities		(133,159)
Changes in operating assets and liabilities
Amounts due from related parties			92,247
Inventory	(105,784)	9,510	(120,688)
Prepaid expenses and other current assets	(4,265,046)	(2,639,484)	(835,110)
Deferred income taxes	(430,239)	(673,512)	(544,098)
Rental deposit	(1,727,479)	(667,358)	(1,228,785)
Accounts payable	1,582,054	(60,198)	987,204
Deferred revenue	34,916,007	21,202,797	11,349,755
Amounts due to related parties		(28,626)	6,954
Accrued expenses and other current liabilities	7,313,423	1,516,279	3,212,393
Income tax payable	(2,240,585)	2,359,117	(2,087,861)
Net cash provided by operating activities-continuing operations	73,397,671	54,032,961	27,097,771
Net cash provided by/(used in) operating activities-discontinued operations		(210,338)	77,502
Net cash provided by operating activities	73,397,671	53,822,623	27,175,273
Cash flows from investing activities
Term deposits	15,541,955	(25,870,071)
Purchase of property and equipment (building comprised of $nil, $nil, and $(62,474,175) for years ended February 28, 2010, February 28, 2011 and February 29, 2012)	(72,631,938)	(5,164,709)	(3,781,617)
Proceeds from disposal of property and equipment	3,224
Prepayments for purchase of intangible assets	(1,891,637)
Purchase of available-for-sale securities			(1,464,231)
Sales of available-for-sale securities		1,470,660
Long-term investment in Holiday School	(117,363)
Net cash used in investing activities-continuing operation	(59,095,759)	(29,564,120)	(5,245,848)
Net cash used in investing activities-discontinued operations		(3,829)	(4,280)
Net cash used in investing activities	(59,095,759)	(29,567,949)	(5,250,128)
Cash flows from financing activities
Proceeds from initial public offering		129,433,200
Payment of issuance cost in connection with IPO	(387,000)	(2,094,905)
Capital contributed from shareholders			219,743
Payment of deferred acquisition consideration		(344,909)	(180,345)
Distribution to shareholders			(1,442,020)
Dividend to shareholders		(30,000,000)
Class B common shares subscription received		120,000
Issuance/ (payback) of convertible loan		(500,000)	500,000
Payment for previous acquisition	(83,022)
Net cash (used in)/provided by financing activities	(470,022)	96,613,386	(902,622)
Effect of exchange rate changes	1,582,216	1,545,120	37,057
Net increase in cash and cash equivalents	15,414,106	122,413,180	21,059,580
Cash and cash equivalents at the beginning of year	173,165,661	50,752,481	29,692,901
Cash and cash equivalents at the end of year	188,579,767	173,165,661	50,752,481
Less: cash and cash equivalents of discontinued operation at the end of year			113,689
Cash and cash equivalents of continuing operations at the end of year	188,579,767	173,165,661	50,638,792
Supplement disclosure of cash flow information:
Income tax paid	6,686,919	2,846,739	3,997,584
Interest expense paid		53,014
Non-cash investing and financing activities:
Payable for purchase of property and equipment	370,288	177,932	125,430
Payable for investment in Holiday School	$ 119,171